Earnings per share (Table)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Statements [Line Items]
Summary of Earning Per Share Detail
The following table reflects the income and share data used in the basic and diluted EPS calculations:

	2021 € ‘000s	2020 € ‘000s	2019 € ‘000s
Profit attributable to ordinary equity holders of the Group	235,878	149,217	(17,948)
Weighted average number of ordinary shares for basic and diluted EPS	55,497,173	54,415,374	53,863,810

Net profit per share, basic and diluted	4.25	2.74	(0.33)

Parent [member]
Statements [Line Items]
Summary of Earning Per Share Detail
The following table reflects the loss and share data used in the basic and diluted EPS calculations.

2021
€
Loss attributable to ordinary equity holders of the Group	(1,427,997)
Weighted average number of ordinary shares for basic and diluted EPS	1

Net loss per share, basic and diluted	(1,427,997)